Contingencies & Commitments	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Contingencies & Commitments

30.	Contingencies & Commitments

There were no pending or threatened claims and litigation as of December 31, 2025 and through the issuance date of these consolidated financial statements that in the opinion of the directors would have a material adverse effect on the Group’s business.